Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy on Timing of Option Grants
The Compensation Committee has not established policies and practices regarding the timing of option grants in relation to the release of material nonpublic information (“MNPI”) and does not take MNPI into account when determining the timing and terms of stock option awards to Executive Officers. The Company does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation. During fiscal 2025, no options were granted within four business days of disclosing MNPI.
No stock options were granted to any Executive Officer during the fiscal year ending June 30, 2025.

Award Timing Method
The Compensation Committee has not established policies and practices regarding the timing of option grants in relation to the release of material nonpublic information (“MNPI”) and does not take MNPI into account when determining the timing and terms of stock option awards to Executive Officers. The Company does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation. During fiscal 2025, no options were granted within four business days of disclosing MNPI.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Compensation Committee has not established policies and practices regarding the timing of option grants in relation to the release of material nonpublic information (“MNPI”) and does not take MNPI into account when determining the timing and terms of stock option awards to Executive Officers. The Company does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation. During fiscal 2025, no options were granted within four business days of disclosing MNPI.

MNPI Disclosure Timed for Compensation Value	false